Capital Stock	12 Months Ended
Aug. 31, 2016
Notes to Financial Statements
Note 5 - Capital Stock

On August 15, 2015 the Company authorized 75,000,000 shares of common stock with a par value of $0.001 per share.

On August 25, 2014 the Company issued 4,000,000 shares of common stock for a purchase price of $0.001 per share to its sole director. The Company received proceeds of $4,000.00 from the sale of the common stock.

In February 2016 the Company issued 1,050,000 shares of common stock for a purchase price of $0.04 per share to 30 independent shareholders pursuant to the Company’s Registration Statement on Form S-1. The Company received proceeds of $42,000 from the sale of the common stock.

As of August 31, 2016 there were no outstanding stock options or warrants.